Derivative financial liabilities - Summary of Derivative Financial Instruments (Parenthetical) (Detail) ¥ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Oct. 31, 2020 CNY (¥) Aircraft ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) Aircraft	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) Aircraft
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts	¥ 100
Maturity of convertible bonds	six years
Sixth year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	2.00%
Bottom of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		1.78%	1.75%	1.78%	1.75%
Top of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		4.90%	5.03%	4.90%	5.03%
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts | $				$ 190	$ 258
Interest rate swaps [member] | Bottom of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		1.64%		1.64%
Interest rate swaps [member] | Top of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		1.72%		1.72%
Forward foreign exchange contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts | $					$ 400
Fair value of forward foreign exchange contracts recognized in liabilities			¥ 56
Derivative component of convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Number of convertible bonds issued | Aircraft	160,000,000		160,000,000		160,000,000
Convertible bond conversion price per share | ¥ / shares	¥ 6.24	¥ 6.24
Percentage of bond conversion over par value	106.50%
Change In Fair Value Of derivative Component		¥ 1,222	¥ 3,092
Gains (Losses) on change in fair value of derivatives		¥ (269)	201
Number of convertible bonds converted | shares		101,034,070		101,034,070
Increasing Share Capital from convertible bonds		¥ 1,619
Number of convertible bonds issued remaining | shares		58,965,930		58,965,930
Convertible Bonds Carrying Value		¥ 4,992	¥ 12,833
Derivative component of convertible bonds [member] | First year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.20%
Derivative component of convertible bonds [member] | Second year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.40%
Derivative component of convertible bonds [member] | Third year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.60%
Derivative component of convertible bonds [member] | Fourth year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.80%
Derivative component of convertible bonds [member] | Fifth year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.50%